Debt - Summary of Foreign Currency Translation (Detail) - MXN ($)	Sep. 30, 2023	Sep. 30, 2022
U.S. dollar
Disclosure of long term debt [Line Items]
Closing foreign exchange rate	$ 17.6195	$ 20.3058
Japanese yen
Disclosure of long term debt [Line Items]
Closing foreign exchange rate	0.1180	0.1410
Pounds sterling
Disclosure of long term debt [Line Items]
Closing foreign exchange rate	21.4975	22.1617
Euro
Disclosure of long term debt [Line Items]
Closing foreign exchange rate	18.6114	19.7839
Swiss francs
Disclosure of long term debt [Line Items]
Closing foreign exchange rate	$ 19.2373	$ 20.8072